Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates: The Company does not currently anticipate that the COVID-19 pandemic will have a material impact on the timelines for the Company’s product development and expansion efforts and the Company’s corporate development objectives. Because future COVID-19 developments are highly uncertain and cannot be predicted with confidence at this time, estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these unaudited condensed consolidated financial statements, the Company is not aware of any specific event or circumstance that would require the Company to update its estimates, assumptions and judgments or revise the carrying value of its assets or liabilities. These estimates may change as new events occur and additional information is obtained and are recognized in the unaudited condensed consolidated financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the Company’s unaudited condensed consolidated financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates principally include revenue recognition, determination of useful lives for property and equipment, goodwill, contingent consideration, allowance for doubtful accounts, inventory obsolescence, valuation of common stock, stock option valuations, redeemable noncontrolling interest, accrual liabilities and income taxes. Actual results could differ from those estimates.

Unaudited Pro Forma Information

Unaudited Pro Forma Information: The unaudited pro forma balance sheet data as of December 29, 2019 assumes the automatic conversion of all outstanding shares of the Company’s Series B, Series C and Series D convertible preferred stock (collectively, “Preferred Stock”) into shares of the Company’s common stock immediately upon the closing of the Company’s planned initial public offering (“IPO”). The shares of the Company’s common stock expected to be issued, and the related net proceeds expected to be received, in connection with the planned IPO are excluded from such pro forma information.

The unaudited pro forma basic and diluted net income per share for the year ended December 29, 2019 assumes the automatic conversion of all outstanding shares of Preferred Stock into shares of the Company’s common stock immediately upon the closing of the Company’s planned IPO, as though the conversion had occurred as of the beginning of the period. The shares of the Company’s common stock expected to be issued, and the related net proceeds expected to be received, in connection with the planned IPO are excluded from such pro forma information.

Concentrations of Credit Risk and Significant Customers

Concentrations of Credit Risk and Significant Customers: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains deposits with large financial institutions that the Company believes are of high credit quality. At times the Company’s cash and cash equivalents balances with individual banking institutions are in excess of federally insured limits. The Company has not experienced any losses related to its cash and cash equivalents balances.

As of December 30, 2018 and December 29, 2019, the Company had customers that individually represented 10% or more of the Company’s accounts receivable, net and customers that individually exceeded 10% or more of the Company’s net revenue for the years ended December 31, 2017, December 30, 2018 and December 29, 2019. The percentage of net revenue from these significant customers during the years ended December 31, 2017, December 30, 2018 and December 29, 2019, and accounts receivable, net due from these significant customers as of December 30, 2018 and December 29, 2019, are as follows:

	Net Revenue Year Ended December 31, 2017	Net Revenue Year Ended December 30, 2018	Net Revenue Year Ended December 29, 2019	Accounts Receivable, Net As Of December 30, 2018	Accounts Receivable, Net As Of December 29, 2019
Customer A	36%	36%	35%	10%	25%
Customer B	15%	14%	14%	29%	21%
Customer C	*	10%	11%	*	*

*	Net revenue and/or accounts receivable was less than 10%.

The Company performs ongoing credit evaluations of its customers’ financial condition but does not require collateral to support customer receivables.

Cash and Cash Equivalents

Cash and Cash Equivalents: The Company considers all short-term, highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash deposits are all in financial institutions in the United States. As of December 29, 2019, cash and cash equivalents consisted of cash on deposit with balances denominated in U.S. dollars and investments in money market funds.

Deferred Offering Costs

Deferred Offering Costs: The Company capitalized certain legal, accounting and other third-party fees that are directly related to the Company’s in-process equity financings until such financings were completed.  Upon closing the IPO in August 2020, all deferred offering costs were reclassified from prepaid and other current assets and recorded against the IPO proceeds reducing additional paid-in capital.

Deferred Offering Costs: The Company capitalizes certain legal, accounting and other third-party fees that are directly related to the Company’s in-process equity financings, including the planned IPO, until such financings are consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are immediately written off to operating expenses. There were no deferred offering costs capitalized as of December 30, 2018. As of December 29, 2019, the Company recorded deferred offering costs of $1,001 in the accompanying consolidated balance sheets.

Variable Interest Entity

Variable Interest Entity: The Company consolidates all entities where a controlling financial interest exists. The Company has considered its relationships with a certain entity to determine whether the Company has a variable interest in that entity, and if so, whether the Company is the primary beneficiary of the relationship. GAAP requires VIEs to be consolidated if an entity’s interest in the VIE is a controlling financial interest. Under the variable model, a controlling financial interest is determined based on which entity, if any, has (i) the power to direct the activities of the VIE that most significantly impacts the VIE’s economic performance and (ii) the obligations to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. The consolidation status of a VIE may change as a result of such reassessments. Changes in consolidation status are applied prospectively in accordance with GAAP.

Segment Information

Segment Information: The Company operates and manages its business as one reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of evaluating financial performance and allocating resources. All of the Company’s long-lived assets and customers are located in the United States.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are defined below:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying amounts of the Company’s long-term debt approximate the fair value based on consideration of current borrowing rates available to the Company (Level 2 input). The carrying values of accounts receivable, accounts payable, accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these assets and liabilities.

Accounts Receivable

Accounts Receivable: Accounts receivable are stated at invoice value less estimated allowances for doubtful accounts. The Company establishes an allowance for doubtful accounts as losses are estimated to have occurred through a provision for bad debts charged to earnings. Losses are charged against the allowance when management believes the receivable is no longer collectible. These losses have been immaterial to date. Subsequent recoveries, if any, are credited to the allowance. The allowance for doubtful accounts is evaluated on a regular basis by management and is based on the credit risk of specific customers, past collection history, and management’s evaluation of accounts receivable. The evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available. The Company did not record an allowance for doubtful accounts at December 30, 2018. As of December 29, 2019, the Company recorded an allowance for doubtful accounts of $304 in the accompanying consolidated balance sheets.

Inventories

Inventories: Inventories are stated at the lower of cost (determined under the first-in, first-out method) or net realizable value. Inventory includes eggs, butter, packaging, feed, laying hens, pullets, merchandise and equipment parts. A reduction in the carrying value of an inventory item from cost to net realizable value is recorded in cost of goods sold with the offset to inventory. Any inventory that does not meet the quality control standards of the Company is separated and a reserve is recorded for the cost.

The cost associated with laying hens and pullets are accumulated up to the production stage which involves a growing period of approximately 24 weeks, and are amortized to cost of goods sold over their productive lives, which are generally 54 weeks.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net: Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives. The general range of useful lives of other property, plant and equipment is as follows:

Estimated Useful Life
Land	N/A
Building and improvements	39 years
Vehicles	5 years
Machinery and equipment	2 to 7 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of lease term or 5 years

When assets are sold or retired, the cost and related accumulated depreciation or amortization of assets disposed of are removed from the accounts, with any resulting gain or loss recorded in income from operations in the consolidated statements of operations. Costs of repairs and maintenance are expensed as incurred.

Goodwill

Goodwill: Goodwill represents the excess of cost over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually on the first day of the fourth fiscal quarter or more frequently if events or changes in circumstances indicate that the asset may be impaired. The Company’s goodwill impairment test is performed at the enterprise level given the sole reporting unit.

The Company first assesses qualitative factors to determine whether events or circumstances existed that would lead the Company to conclude that it is more likely than not that the fair value of the reporting unit is below its carrying amount. If the Company determines that it is more likely than not that the fair value of the reporting unit is below the carrying amount, a quantitative goodwill assessment is required. In the quantitative evaluation, the fair value of the reporting unit is determined and compared to the carrying value. If the fair value is greater than the carrying value, then the carrying value is deemed to be recoverable and no further action is required. If the fair value estimate is less than the carrying value, goodwill is considered impaired for the amount by which the carrying amount exceeds the reporting unit’s fair value and a charge is reported as impairment of goodwill in the consolidated statements of operations.

To date, the Company has not recorded any impairment charges associated with its goodwill.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets: The Company reviews the carrying value of property, plant and equipment for impairment whenever events and circumstances indicate the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects and the effects of obsolescence, demand, competition and other economic factors. The Company did not recognize an impairment loss during the years ended December 31, 2017, December 30, 2018 and December 29, 2019.

Contingent Consideration

Contingent Consideration: In connection with the Company’s acquisition of certain assets of Heartland Eggs, LLC in 2014, the Company was required to make royalty payments to prior owners of certain assets of Heartland Eggs. The royalty payments are contingent on the Company’s future purchase of eggs from supplier contracts that were acquired in the certain assets of Heartland Eggs acquisition. The royalty payments are deemed to be contingent because the future egg purchases are not guaranteed, and the timing and amount of any such purchases are unknown. The fair value of the contingent consideration was determined at the acquisition date using unobservable inputs (Level 3 inputs). These inputs included projected financial information, market volatility, risk-adjusted discount rates and timing of contractual payments. Subsequent to the acquisition date, at each reporting date, the contingent consideration liability is remeasured to fair value with changes in fair value recorded within selling, general and administrative expenses in the Company’s consolidated statements of operations.

Noncontrolling Interest

Noncontrolling Interest: The Company recognizes noncontrolling interest related to VIE’s, in which the Company is the primary beneficiary, as equity in the consolidated financial statements separate from the parent entity’s equity. The amount of net loss attributable to noncontrolling interests are included in consolidated net income on the face of the consolidated statements of operations. Changes in the parent entity’s ownership interest in a subsidiary that do not result in deconsolidation are treated as equity transactions if the parent entity retains its controlling financial interest. In addition, when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary will be initially measured at fair value and the difference between the carrying value and fair value of the retained interest will be recorded as a gain or loss. Affiliate equity interests where the Company has certain rights to demand settlement are presented at their current redemption values, as redeemable noncontrolling interest in the consolidated balance sheet. Because these transactions take place between entities under common control, any gains or losses attributable to these transactions are required to be included within additional paid-in-capital on the consolidated balance sheets.

Income Taxes

Income Taxes: Income taxes are computed using the asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements. In estimating future tax consequences, the Company considers all expected future events other than enactment of changes in tax laws or rates. A valuation allowance is recorded, if necessary, to reduce net deferred tax assets to their realizable values if management does not believe it is more likely than not that the net deferred tax assets will be realized.

The Company follows the provisions of the authoritative guidance from the Financial Accounting Standards Board (“FASB”) on accounting for uncertainty in income taxes. These provisions provide a comprehensive model for the recognition, measurement and disclosure in financial statements of uncertain income tax positions that a company has taken or expects to take on a tax return. Under these provisions, a company can recognize the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit can be recognized. Assessing an uncertain tax position begins with the initial determination of the sustainability of the position and is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed. Additionally, the Company must accrue interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws.

The Company’s policy is to recognize interest and penalties related to uncertain tax positions in the provision for income taxes. As of December 30, 2018 and December 29, 2019, the Company had no accrued interest or penalties related to uncertain tax positions.

Net (Loss) Income per Share Attributable to Vital Farms, Inc. Common Stockholders

Net (Loss) Income per Share Attributable to Vital Farms, Inc. Common Stockholders: The Company applies the two-class method to compute basic and diluted net (loss) income per share attributable to Vital Farms, Inc. common stockholders when shares meet the definition of participating securities. The two-class method determines net (loss) income per share for each class of the Company’s common stock and Preferred Stock according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires (loss) income available to common stockholders of Vital Farms, Inc. for the period to be allocated between the Company’s common stock and Preferred Stock based upon their respective rights to share in the earnings as if all (loss) income for the period had been distributed. During periods of loss, there is no allocation required under the two-class method since the Preferred Stock does not have a contractual obligation to share in the Company’s losses.

Basic net (loss) income per share attributable to Vital Farms, Inc. stockholders is computed by dividing net (loss) income by the weighted-average number of shares outstanding during the period without consideration of potentially dilutive common stock. Diluted net (loss) income per share reflects the potential dilution that could occur if securities or other contracts to issue shares of the Company’s common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. For periods in which the Company reports net losses, diluted net loss per common share attributable to Vital Farms, Inc. common stockholders is the same as basic net loss, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Revenue Recognition

Revenue Recognition: The Company generates revenue primarily through sales of products, including pasture-raised eggs and butter, to its customers, which include natural channel retailers, mainstream channel retailers and foodservice partners. The Company sells its products to customers on a purchase-order basis.

Revenue for the years ended December 31, 2017 and December 30, 2018 is presented under Topic 605.

The Company recognizes revenue under ASC Topic 605, Revenue Recognition (Topic 605), when all the following criteria are met: (i) upon the transfer of title of the product, ownership and risk of loss to the customer, which typically occurs upon delivery and acceptance of the product by customers; (ii) collection of the relevant receivable is reasonably assured; (iii) persuasive evidence of an arrangement exists; and (iv) the sales price is fixed or determinable. The Company periodically offers sales incentives to its customers to encourage purchases. These sales incentives include discounts, in-store promotions, volume rebates and other similar offers. Provision for sales incentives is recorded at the later of the date at which the related revenue is recognized or the sales incentive is offered. At the end of each accounting period, the Company recognizes a liability for an estimated promotional allowance reserve. Chargebacks and discount offers, when accepted by customers, are treated as a reduction of the sales price of the related transaction. Current discount and inducement offers are presented as a net amount in net revenue. For the years ended December 31, 2017 and December 30, 2018, the Company recorded chargebacks of $1,288 and $1,388 and discounts of $8,445 and $14,384, respectively.

Adoption of ASC 606

In May 2014, the FASB issued ASC Topic 606, Revenue from Contracts with Customers (Topic 606), which was subsequently updated. The Company adopted the standard as of December 31, 2018, using the modified retrospective method. Under this method, entities recognize the cumulative effect of applying the new standard at the date of initial application with no restatement of comparative periods presented. The Company’s assessment efforts included an evaluation of revenue contracts with customers, related sales incentives and contract costs that were not complete as of December 31, 2018. Adoption of Topic 606 did not have a material impact on the Company’s results of operations or financial position; therefore, there was no adjustment to previously reported results. The Company does not expect the adoption of Topic 606 will have a material impact in future periods.

Under Topic 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the Company performs the following five steps:

(i)	Identify the contract(s) with a customer.

The Company considers the terms and conditions of the Company’s contracts and the Company’s standard business practices to identify contracts under Topic 606. The Company considers that it has a contract with a customer when the contract is approved, the Company can identify each party’s rights regarding the products to be transferred, the Company can identify the payment terms for the products to be transferred, the Company has determined that the customer has the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors, including the customer’s credit worthiness, historical payment experience or, in the case of a new customer, credit and financial information pertaining to the new customer.

(ii)	Identify the performance obligations in the contract.

Performance obligations promised in a contract are identified based on the products or services that will be transferred to the customer that are capable of being distinct, whereby the customer can benefit from the product or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products or services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised products or services, the Company applies judgment to determine whether promised products or services are capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised products or services are accounted for as a combined performance obligation. Shipping and distribution activities occur prior to the transfer of control of a good and are considered activities to fulfill the Company’s promise to deliver goods to the customers. Shipping and distribution activities are not a promised service, and therefore, are not a separate performance obligation.

(iii)	Determine the transaction price.

The Company defines the transaction price as the amount of consideration in a contract to which it expects to be entitled in exchange for transferring promised goods or services to a customer; amounts collected on behalf of third parties are excluded. Variable consideration is included in the transaction price, if, in the Company’s judgment, it is probable that no significant future reversal of cumulative revenue under the contract will occur. The Company determines the amount of variable consideration by using the expected value method or the most likely amount method. In addition, the Company accounts for consideration payable to customers such as sales incentives and slotting fees as a reduction in the transaction price. For the year ended December 29, 2019, the Company recorded chargebacks of $1,874 and discounts of $16,573, respectively.

(iv)	Allocate the transaction price to the performance obligations in the contract.

The Company has no significant arrangements with multiple performance obligations. For contracts that contain a single performance obligation, the Company allocates the entire transaction price to the single performance obligation.

(v)	Recognize revenue as the entity satisfies a performance obligation.

Revenue is recognized when control of the product is transferred to the customer and the related performance obligation is satisfied, which typically occurs upon delivery of the product to the customer, for an amount that reflects the net consideration the Company expects to receive in exchange for delivering the product.

Contract Costs

The Company sometimes incurs costs to obtain or fulfill a contract with a customer. The Company has applied the practical expedient in ASC 340-40-25-4 and records as an expense the incremental costs of obtaining contracts with customers in the period of occurrence when the amortization period of these costs is less than one year. For the year ending December 29, 2019, all contract costs assessed upon the adoption of Topic 606 had an amortization period of less than one year.

Treasury Stock

Treasury Stock: The Company records treasury stock activities under the cost method whereby the cost of the acquired stock is recorded as treasury stock. The Company’s accounting policy upon the formal retirement of treasury stock is to deduct the par value from the Company’s common stock and to reflect any excess of cost over par value as a reduction to additional paid-in capital (to the extent created by previous issuances of the shares).

Shipping and Distribution

Shipping and Distribution: The Company’s shipping and distribution costs include costs incurred with third-party carriers to transport products to customers and salaries and overhead costs related to activities to prepare the Company’s products for shipment. Shipping and distribution costs were $5,724, $8,615 and $10,001 during the years ended December 31, 2017, December 30, 2018 and December 29, 2019, respectively.

Stock-Based Compensation

Stock-Based Compensation: The Company measures all stock-based awards granted to employees and directors based on the fair value on the date of the grant and recognizes compensation expense for those awards, over the requisite service period, which is generally the vesting period of the respective award. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model, which requires inputs based on certain subjective assumptions, including the fair value of the Company’s common stock, expected stock price volatility, the expected term of the option, the risk-free interest rate for a period that approximates the expected term of the option, and the Company’s expected dividend yield.

Effective December 31, 2018, the Company adopted ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which expands the scope of Topic 718 to include share-based payment awards to nonemployees. As a result, stock-based awards granted to consultants and non-employees are accounted for in the same manner as awards granted to employees and directors as described above. The impact of adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

Prior to the adoption of ASU 2018-07, the Company recognized compensation expense for stock-based awards granted to consultants and non-employees over the shorter of the vesting period or the period during which services are rendered by such consultants and non-employees until completed. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is re-measured using the then-current fair value of the Company’s common stock and updated assumption inputs in the Black-Scholes option-pricing model.

The Company classifies stock-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Stock Option Valuation

Stock Option Valuation: The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to non-employee consultants is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company did not pay cash dividends in any of the periods presented and does not expect to pay any cash dividends in the foreseeable future.

Advertising and Promotion Expenses

Advertising and Promotion Expenses: Advertising and promotion expenses consist primarily of costs incurred promoting and marketing the Company’s products. The Company expenses all advertising and promotion costs as incurred. During the years ended December 31, 2017, December 30, 2018 and December 29, 2019, the Company incurred advertising and promotion expenses of approximately $1,663, $4,613 and $10,320, respectively.

Recently Adopted Accounting Pronouncements / Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements: The new accounting pronouncements recently adopted by the Company are described in the Company’s audited consolidated financial statements as of and for the fiscal year ended December 29, 2019, and the notes thereto, which are included in the Prospectus. Except as described below, there have been no new accounting pronouncements adopted by the Company during the 39-week period ended September 27, 2020.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements for fair value measurements. The standard is effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company adopted ASU 2018-13 on December 30, 2019 and the adoption of this standard did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the discontinuation of the London Interbank Offered Rate (“LIBOR”) or by another reference rate expected to be discontinued. The amendments are effective for all entities as of March 12, 2020 through December 31, 2022. The Company adopted ASU 2020-04 on March 12, 2020 and the adoption of this standard did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”) and also issued subsequent amendments to the initial guidance, ASU 2017-13, ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20, ASU 2019-01, ASU 2019-10, ASU 2020-02, and ASU 2020-05 (collectively, “Topic 842”). The guidance in Topic 842 supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the unaudited condensed consolidated statement of operations. An entity may adopt the guidance either (1) retrospectively to each prior reporting period presented in the financial statements with a cumulative-effect adjustment recognized at the beginning of the earliest comparative period presented or (2) retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. The Company expects to adopt Topic 842 retrospectively at the beginning of the period of adoption, December 27, 2021, through a cumulative-effect adjustment, and will not apply the new standard to comparative periods presented. The new standard provides a number of practical expedients. Upon adoption, the Company expects to elect all of the practical expedients available. The Company is currently evaluating the impact of its pending adoption of Topic 842 on its consolidated financial statements. It is anticipated that the primary impact of the adoption of Topic 842 will be the recording of a right-of-use asset and lease liability of similar amount on the Company’s condensed consolidated balance sheet.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) and also issued subsequent amendments to the initial guidance, ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02, and ASU 2020-03 (collectively, “Topic 326”), to introduce a new impairment model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Topic 326 requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. For non-public companies, Topic 326 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company expects to adopt Topic 326 on December 26, 2022. The Company is currently evaluating the impact of its pending adoption of Topic 326 on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which intends to simplify the guidance by removing certain exceptions to the general principles and clarifying or amending existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company expects to adopt ASU 2019-12 on December 26, 2022. Although the Company is currently evaluating the impact of the adoption of ASU 2019-12, the Company does not expect it to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements: From time to time, new accounting pronouncements are issued by the FASB under its Accounting Standards Codification or other standard setting bodies. The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) it affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently Adopted Accounting Pronouncements: In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting (Topic 718), which simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees and directors, with certain exceptions. The new standard is effective for non-public companies for annual reporting periods beginning after December 15, 2019 with early adoption permitted. The Company adopted this standard on December 31, 2018. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (Topic 230). This standard clarifies the classification of certain cash receipts and cash payments in the statement of cash flows, including debt prepayment or extinguishment costs, settlement of contingent consideration arising from a business combination, insurance settlement proceeds, and distributions from certain equity method investees. For non-public companies, the guidance in the ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Company adopted this standard on December 31, 2018. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”) which amended the existing FASB Accounting Standards Codification. ASU 2014-09 supersedes the revenue recognition requirements in Revenue Recognition (“Topic 605”) and establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. The standard also provides guidance on the recognition of costs related to obtaining and fulfilling customer contracts. Additionally, the standard requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The new standard also requires the capitalization of costs to acquire a contract. The Company utilized the modified retrospective method of adoption, applying the standards to only 2019, and not restating prior periods presented in the consolidated financial statements. The Company’s assessment efforts included an evaluation of revenue contracts with customers, costs to acquire contracts and related sales incentives that were not complete as of December 31, 2018. Adoption of ASU 2014-09 did not have a material impact on the Company’s results of operations or financial position.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other, that simplifies the accounting for goodwill impairment for all entities by requiring impairment charges to be based on the first step in the current two-step impairment test under ASC 350. Under current guidance, if the fair value of a reporting unit is lower than its carrying amount (Step 1), an entity calculates any impairment charge by comparing the implied fair value of goodwill with its carrying amount (Step 2). The implied fair value of goodwill is calculated by deducting the current fair value of all assets and liabilities of the reporting unit from the reporting unit’s fair value as determined in Step 1. Under ASU 2017-04, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. The guidance is effective for fiscal years beginning after December 15, 2020, and early adoption is permitted for annual and interim goodwill impairment testing dates after January 1, 2017. The guidance must be applied prospectively. The Company adopted this standard on January 1, 2018 and the adoption of this standard did not have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation: Improvements to Employee Share-Based Payment Accounting (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. The Company adopted this standard on January 1, 2018 and elected to prospectively account for forfeitures as they occur. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted: In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements for fair value measurements. The standard is effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company does not expect the adoption of ASU 2018-13 to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance in ASU 2016-02 supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statement of operations. An entity may adopt the guidance either (1) retrospectively to each prior reporting period presented in the financial statements with a cumulative-effect adjustment recognized at the beginning of the earliest comparative period presented or (2) retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. The Company expects to adopt the guidance retrospectively at the beginning of the period of adoption, fiscal year 2021, through a cumulative-effect adjustment, and will not apply the new standard to comparative periods presented. The new standard provides a number of practical expedients. Upon adoption, the Company expects to elect all of the practical expedients available. The Company is currently evaluating the impact of its pending adoption of ASU 2016-02 on its consolidated financial statements. It is anticipated that the primary impact of the adoption will be the recording of a right-of-use asset and lease liability of similar amount on the Company’s consolidated balance sheets.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. For non-public companies, the guidance in ASU 2016-13 is effective for fiscal years beginning after December 15, 2022 and interim periods within fiscal years beginning after December 15, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its consolidated financial statements.